General	12 Months Ended
Dec. 31, 2023
General [Abstract]
General

Note 1 - General

A.	Ellomay Capital Ltd. (the “Company”) is an Israeli Company operating in the business of initiation, development, construction and production of renewable and clean energy projects in Europe, USA and Israel.

As of December 31, 2023, the Company owns seven photovoltaic plants (each, a “PV Plant” and, together, the “PV Plants”) connected to their respective national grids and operating as follows:

(i)	five photovoltaic plants in Spain with an aggregate installed capacity of approximately 35.9 Mega Watt (“MW”),

(ii)	51% of Talasol Solar S.L.U (“Talasol”), which owns a photovoltaic plant with installed capacity of 300MW in the municipality of Talaván, Cáceres, Spain (the “Talasol PV Plant”), and

(iii)	one photovoltaic plant in Israel with an aggregate installed capacity of approximately 9 MW. See Note 23 for Non-Current Assets and Disposal Groups Held for Sale.

In addition, the Company indirectly owns:

(i)	9.375% of Dorad Energy Ltd. (“Dorad”),

(ii)	Ellomay Solar Italy One SRL and Ellomay Solar Italy Two SRL, which own photovoltaic plants with installed capacity of 14.8 MW and 4.95 MW, respectively, in the Lazio Region, Italy that are ready for connection to the grid,

(iii)	Ellomay Solar Italy Four SRL, Ellomay Solar Italy Five SRL, Ellomay Solar Italy Seven SRL, Ellomay Solar Italy Nine SRL and Ellomay Solar Italy Ten SRL that are developing photovoltaic projects with installed capacity of 15.06 MW, 87.2 MW, 54.77 MW, 8 MW and 18 MW, respectively, in Italy that have reached “ready to build” status,

(iv)	Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Nm3 per year, respectively,

(v)	83.333% of Ellomay Pumped Storage (2014) Ltd., which is constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel (the “Manara PSP”), and

(vi)	Fairfield Solar Project, LLC, Malakoff Solar I, LLC, Malakoff Solar II, LLC, Mexia Solar I, LLC, Mexia Solar II, LLC, and Talco Solar, LLC, that are developing photovoltaic projects with installed capacity of 13.44 MW, 6.96 MW, 6.96 MW, 5.6 MW, 5.6 MW and 10.3 MW respectively, in the Dallas Metropolitan area, Texas, that have reached “ready to build” status.

The Company also develops PV projects in Italy, Spain, USA and Israel.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 18 Rothschild Blvd., Tel Aviv, Israel.

B.	Definitions:

In these financial statements:

Consolidated companies/subsidiaries – Companies, including partnerships, the financial statements of which are fully consolidated, directly or indirectly, with the financial statements of the Company.

Investee companies – Subsidiaries and companies, including partnerships, the Company’s investment in which is accounted for, directly or indirectly, using the equity method.

Related party – Within its meaning in IAS 24 (2009), “Related Party Disclosures”.

Interested parties – Within their meaning in Paragraph (1) of the definition of an “interested party” in Section 1 of the Securities Law - 1968.

Unless otherwise noted, all references to “€,” “euro” or “EUR” are to the legal currency of the European Union, all references to “USD,” “US dollar,” “dollars” and “$” are to United States dollars, and all references to “NIS” are to New Israeli Shekels.

Other than as specifically noted, all amounts translated into euro were translated based on the exchange rate as of December 31, 2023.